Summary of significant accounting policies - Equipment, intangibles (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Number of Reporting Units | item					1
Goodwill, Impairment Loss | $	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Minimum
Property, Plant and Equipment [Line Items]
Useful life of intangible assets					1 year
Maximum
Property, Plant and Equipment [Line Items]
Useful life of intangible assets					12 years
Computer Equipment [Member] | Minimum
Property, Plant and Equipment [Line Items]
Useful life					3 years
Computer Equipment [Member] | Maximum
Property, Plant and Equipment [Line Items]
Useful life					5 years
Software
Property, Plant and Equipment [Line Items]
Useful life					3 years
Furniture and Fixtures [Member] | Minimum
Property, Plant and Equipment [Line Items]
Useful life					5 years
Furniture and Fixtures [Member] | Maximum
Property, Plant and Equipment [Line Items]
Useful life					7 years